OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 52,207	$ 72,903
Lease payment- base rent portion	(28,164)	(28,056)
Lease liability - accretion expense	4,722	7,360
Ending period of lease liability	28,765	52,207
Current portion	26,417	23,443
Long term portion	$ 2,348	$ 28,764